Leases (Lease Terms and Discount Rates) (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease term (years)
Finance leases	2 years 8 months 12 days	1 year
Operating leases	15 years	4 years 10 months 24 days
Weighted-average discount rate (%)
Finance leases	4.24%	5.31%
Operating leases	4.50%	3.44%